Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (49,317)	$ (43,500)	$ (40,494)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	585	557	481
Stock-based compensation	14,542	13,012	8,793
Stock-based compensation to service providers	1,186	629	354
Revaluation of warrants	(447)	(756)	(8,122)
Revaluation of convertible bonds	(81)
Issuance costs related to convertible bonds	737
Change in operating assets and liabilities:
Trade receivable, net	1,105	694	(2,015)
Prepaid expenses and other receivables	(474)	(187)	1,219
Operating lease ROU assets and liabilities, net	224	86	(84)
Trade payables	(553)	(103)	(769)
Employees and payroll accruals	367	55	(234)
Deferred revenue		(101)	(375)
Accrued expenses and other payables	(376)	(3,899)	884
Net cash used in operating activities	(32,502)	(33,513)	(40,362)
Cash flows from investing activities:
Change in bank deposits	4,609	(15,002)	(400)
Purchase of property and equipment	(622)	(249)	(918)
Net cash provided by (used in) investing activities	3,987	(15,251)	(1,318)
Cash flows from financing activities:
Repayment of short-term loan			(5,218)
Proceeds from issuance of ordinary shares and warrants, net of issuance costs	13,787	22,496
Issuance costs related to convertible bonds	(459)
Proceeds from exercise of options	205	703	277
Net cash provided by (used in) financing activities	13,533	23,199	(4,941)
Effect of exchange rate fluctuations on cash and cash equivalent	258	47	(1,189)
Decrease in cash, cash equivalents and restricted cash	(15,240)	(25,612)	(45,432)
Cash, cash equivalents and restricted cash at the beginning of the year	28,750	54,315	100,936
Cash, cash equivalents and restricted cash at the end of the year	13,768	28,750	54,315
Supplemental non-cash disclosure:
Issuance of convertible bonds with proceeds placed in escrow	30,695
Lease liabilities arising from obtaining right-of-use assets	660	1,713	797
Purchase of property and equipment	28	8	7
Supplemental disclosure of cash flows activities:
Interest paid	$ 1,928		$ 250